Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Net income before provision for income taxes	$ 28,410		$ 51,084	$ 43,812
PRC statutory tax rate	25.00%		25.00%	25.00%
Income tax at statutory tax rate	7,103		12,771	10,953
Expenses not deductible for tax purposes	550		230	194
Effect of income tax exemptions	(4,470)		(6,567)	(8,829)
Effect of income tax rate difference in other jurisdictions	1,916		1,901	1,627
Change in valuation allowance	1,655		1,427	925
Withholding tax	14,296			5,380
Expense adjustment related to non-taxable income	1,182	[1]
Total income tax expenses	$ 22,232		$ 9,762	$ 10,250

[1]	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.